Financial Instruments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 $ / bbl	Dec. 31, 2017 CAD / bbl	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of detailed information about financial instruments [Line Items]
Debt, carrying value	CAD 9,513,000,000			CAD 6,332,000,000	CAD 6,525,000,000
Cash collateral for risk management contracts price change	26,000,000			84,000,000
Amount of cash collateral to be withdrawn	CAD 0			18,000,000
Discounted Credit adjusted risk free rate	3.30%
Estimated fair value of contingent payment	CAD 206,000,000
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term		35.51	44.55
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	20.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	7.00%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	CAD 10,061,000,000			CAD 6,539,000,000